Santander Group - Agreement with Santander Asset Management (Details) - EUR (€) € in Millions			12 Months Ended
	Nov. 21, 2017	Mar. 07, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 16, 2016	Dec. 31, 2014
Disclosure of detailed information about business combination [line items]
Goodwill			€ 25,769	€ 26,724	€ 26,960		€ 27,548
Proceeds from sale of equity method investment			€ 883	€ 459	€ 422
Allfunds Bank, S.A.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest not held by entity		50.00%
Proportion of ownership interest in joint venture to be sold		100.00%
Proportion of share capital in disposal group sold	25.00%
Proceeds from sale of equity method investment	€ 501
Net gain on disposal of investment	€ 297
Santander Asset Management
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						50.00%
Consideration transferred, acquisition-date fair value						€ 545
Assumed financing						439
Goodwill						1,173
Identifiable intangible assets recognised as of acquisition date						320
Financial assets recognised as of acquisition date						181
Deferred tax assets recognised as of acquisition date						€ 176